PREPAID EXPENSES	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012
PREPAID EXPENSES [Abstract]
PREPAID EXPENSES

NOTE 4 - PREPAID EXPENSES

Prepaid expenses consisted of the following:

	December 31,	March 31,
	2012	2012
Prepaid research and development	$23,336	$128,445
Prepaid rent	-	21,250
Retainer	-	15,000
Other	2,680	4,179

	$26,016	$168,874

NOTE 4 - PREPAID EXPENSES

Prepaid expenses at March 31, 2012, consisted of the following:

March 31, 2012

Prepaid research and development	$128,445
Prepaid rent	21,250
Retainer	15,000
Other	4,179
$168,874